Other receivables and other payables - Right of recovery and Deferred (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)	50.00%
Rehabilitation recoverable (as a percent)	50.00%
Deferred Payment and Deferred Consideration movement
Payment made	R (577)	R (756)	R (283)
Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities	124
Marikana
Deferred Payment and Deferred Consideration movement
Interest charge	87	0	0
Loss on revised estimated cash flows	R 468	0	0
Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 4,355	2,826	2,206
Interest charge	158	187	179
Loss on revised estimated cash flows	4,653	2,081	724
Payment made	(2,246)	(739)	(283)
Balance at end of the year	R 6,920	4,355	2,826
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	20.00%
Gross minimum deferred payment for the contingent consideration	R 400
Percentage of voting equity interests acquired				50.00%
Nominal discount rate	12.50%
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 308	276	0
Deferred consideration on acquisition of subsidiary	0	0	235
Interest charge	54	49	41
Loss on revised estimated cash flows	123	0	0
Payment made	(85)	(17)	0
Balance at end of the year	400	308	276
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability	194	R 185	R 179
Minimum | Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000